Provisions - Other Foreign Subsidiaries - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ (157)
Other Foreign Countries | Foreign defined benefit plans [member] | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	9,876	€ 8,337	€ 10,324
Net inclusion of entities in the Group	165	171	26
Current service cost	35	38	43
Interest cost	807	802	778
Pre-retirement cost		(9)
Effect of curtailment/settlement	(19)	(37)	(1)
Benefits paid	(716)	(690)	(639)
Benefits paid due to settlements	(24)	(1,352)
Contributions made by employees	6	8	8
Past service cost	3	18	1
Actuarial (gains)/losses	404	1,269	(271)
Demographic actuarial (gains)/losses	(140)	439	393
Financial actuarial (gains)/losses	544	830	(664)
Exchange differences and other items	(1,003)	1,321	(1,932)
Net defined benefit liability (asset) at end of period	€ 9,534	€ 9,876	€ 8,337